Reverse Recapitalization - Schedule of Number of the Company’s Ordinary Shares Issued and Outstanding (Details) - shares		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Number the Company’s Ordinary Shares Issued and Outstanding [Abstract]
RFAC’s common stock outstanding prior to Reverse Recapitalization		4,276,394
Ordinary shares issued at the Closing as an incentive to certain investors designated by RFAC Sponsor in connection with Transaction Financing		2,000,000
Conversion of GCL Global’s ordinary shares		120,000,000
Bonus Shares in connection with convertible note (See Note 15)		(2,201,665)
Issuance of ordinary shares in connection with long-term investment in Nekcom Inc. (“Nekcom”) (See Note 5)		(2,126,729)
Rounding		(22)
Total ordinary share issued and outstanding	[1]	121,947,978	105,055,344

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.